Certain Risks and Concentration	12 Months Ended
Dec. 31, 2024
Certain Risks and Concentration [Abstract]
Certain Risks and Concentration

Note 10 — Certain Risks and Concentration

Financial instruments

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company maintains balances at financial institutions which, from time to time, may exceed Hong Kong Deposit Protection Board insured limits of HKD 500,000 (approximately $64,350) for the banks located in the Hong Kong. As of December 31, 2024 and 2023, $11,635,998 and $9,536,497 were uninsured due to the excess of the Hong Kong deposit insurance limitation.

Major Customers and Suppliers

The top customers who individually represented greater than 10% of the total revenues of the Company for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Customer A	45%	36%	20%
Customer B	17%	25%	—
Customer C	12%	10%	—
Customer D	—	12%	—
Customer E	—	6%	41%
Customer F	—	—	16%
Customer G	—	—	11%
Other Customers	26%	11%	12%
Total	100%	100%	100%

The top customers who individually represented greater than 10% of the Accounts Receivables of the Company for the years ended December 31, 2024, 2023 and 2022 were as follows:

	As of December 31,
	2024	2023	2022
Customer A	81%	19%	—
Customer B	14%	30%	—
Customer C	—	35%	—
Customer D	—	10%	—

The top suppliers who individually represented greater than 10% of the total cost of sales of the Company for the year ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Supplier A	28%	34%	94%
Supplier B	11%	17%	6%
Supplier C	61%	49%	—